September 27, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:  VANGUARD INTERNATIONAL EQUITY INDEX FUNDS (THE TRUST)

FILE NO.  [33-32548]

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Commissioners:

Enclosed is the 77th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485 (a) filing we made on July 25, 2011, to register Admiral Shares of Vanguard FTSE All-World ex-US Index Fund, a series of the Trust.  The purposes of this Amendment are to: (1) address comments of the Commission's Staff regarding the prior Amendment, and (2) make a number of non-material editorial changes.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of September 27, 2011, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

Please contact me at (610) 669-5284 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Lisa L.B. Matson

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc:  Chad Eskildsen, Esq.

U.S. Securities and Exchange Commission

cc:  Brion Thompson, Esq.

U.S. Securities and Exchange Commission